Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	[1]	$ 322,843	$ 131,334	$ 524,876
Adjusted EBITDA		(40,105)	(121,813)	26,643
Depreciation and amortization		(34,205)	(29,680)	(22,796)
Stock-based compensation expense		(12,338)	(7,312)	(11,686)
Impairment charges		(5,106)	(1,917)
Restructuring charges		(4,041)	(13,360)
Acquisition Transaction Costs		(93)	(3,135)	(1,081)
Operating loss		(95,888)	(177,217)	(8,920)
Financial results, net		10,207	12,910	17,215
Income loss before income tax		(106,095)	(164,307)	(26,135)
Income tax benefit / (expense)		230	21,438	5,225
Net loss for the year		(105,865)	(142,869)	(20,910)
Net loss attributable to redeemable non-controlling interest		1,237	282
Net loss attributable to Despegar.com, Corp.		(104,628)	(142,587)	(20,910)
Operating Segments [member] | Air [member]
Segment Reporting Information [Line Items]
Revenue		118,166	62,713	201,638
Adjusted EBITDA		(22,992)	(32,890)	3,346
Depreciation and amortization		(11,273)	(9,784)	(7,716)
Impairment charges		(161)	(593)
Operating loss		(34,426)	(43,267)	(4,370)
Operating Segments [member] | Packages, Hotels and Other Travel Products [member]
Segment Reporting Information [Line Items]
Revenue		204,677	68,621	323,238
Adjusted EBITDA		(6,150)	(82,377)	36,546
Depreciation and amortization		(11,273)	(9,784)	(7,716)
Impairment charges		(4,945)	(1,324)
Operating loss		(22,368)	(93,485)	28,830
Unallocated [member]
Segment Reporting Information [Line Items]
Revenue		0	0	0
Adjusted EBITDA		(10,963)	(6,546)	(13,249)
Depreciation and amortization		(11,659)	(10,112)	(7,364)
Stock-based compensation expense		(12,338)	(7,312)	(11,686)
Impairment charges		0	0
Restructuring charges		(4,041)	(13,360)
Acquisition Transaction Costs		(93)	(3,135)	(1,081)
Operating loss		$ (39,094)	$ (40,465)	$ (33,380)

[1]	Includes $19,205, $7,066 and $38,760 for related party transactions for the years 2021, 2020 and 2019, respectively. See Note 23.